Note 14 - Stock Warrants and Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

12. Stock Warrants and Warrant Liability

On December 19, 2013 and February 25, 2014, we entered into securities purchase agreements with certain institutional accredited investors relating to the sale and issuance of a (i) convertible notes in the principal amount of $250,000, $200,000 and $300,000 that mature on December 19, 2015, February 25, 2016 and March 19, 2016, respectively and (ii) five- year warrants (with a cashless exercise feature under certain circumstances) to purchase 6,250,000, 5,000,000 and 7,500,000 shares, respectively, of our common stock at an exercise price of $0.02 per share, subject to adjustment under certain circumstances. See Note 8 for further discussion of the issuance of the convertible note.

The following table summarizes the Warrant activity for the three months ended March 31, 2015:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2015	22,148,045	$0.23
Issued	—	—
Exercised	—	—
Cancelled/expired	—	—
Outstanding at March 31, 2015	22,148,045	$0.23

The majority of our warrants outstanding are not exercisable for nine months from the date of issuance and are exercisable for either 4.5 years or 5 years thereafter. Our outstanding warrants expire on various dates between December 2015 and March 2019.

14. Stock Warrants and Warrant Liability

During March 2009, in connection with an equity financing, we issued Series E Warrants to purchase 334,822 shares of common stock at an exercise price of $5.36 per share. The fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 2.69%, an expected life of five years; an expected volatility factor of 112% and a dividend yield of 0.0%. The value assigned to these warrants was approximately $1.0 million, of which $1.0 million was reflected as common stock warrant liability with an offset to additional paid-in capital as of the offering close date. The fair value of the warrants decreased to zero as of December 31, 2013.

On December 19, 2013 and February 25, 2014, we entered into securities purchase agreements with Alpha Capital Anstalt relating to the sale and issuance of a (i) convertible notes in the principal amount of $250,000, $200,000 and $300,000 that mature on December 19, 2015, February 25, 2016 and March 19, 2016, respectively and (ii) five- year warrants (with a cashless exercise feature under certain circumstances) to purchase 6,250,000, 5,000,000 and 7,500,000 shares, respectively, of our common stock at an exercise price of $0.02 per share, subject to adjustment under certain circumstances. See Note 9 for further discussion of the issuance of the convertible note.

The following table summarizes the Warrant activity for the year ended December 31, 2014:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding as of December 31, 2013	9,648,045	$0.49
Issued	12,500,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding as of December, 2014	22,148,045	$0.23

The majority of our warrants outstanding are not exercisable for nine months from the date of issuance and are exercisable for either 4.5 years or 5 years thereafter. Our outstanding warrants expire on various dates between December 2015 and March 2019.